NATURE OF THE BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail Textuals) (USD $)	1 Months Ended	12 Months Ended		87 Months Ended
	May 01, 2006	Dec. 31, 2012 Subsidiary	Dec. 31, 2011	Dec. 31, 2012	May 31, 2011
Accounting Policies [Abstract]
Ownership percentage owned by Omagine Inc.		60.00%		60.00%	100.00%
Number of wholly owned subsidiaries dissolved whose businesses were discontinued		2
Amount received from State of Qatar for settlement of real estate development dispute	$ 1,000,000			$ 1,004,666
Stock option expense		1,761,076	92,498	2,213,549
Amount in Oman bank account not covered by FDIC insurance		$ 36,000		$ 36,000